Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	R$ 177,079	R$ 126,338	R$ 27,310
Non-current	916,787	807,320
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	329,071	218,224
Non-current	516,768	646,528
Paraguay [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	28,839	26,054
Non-current	R$ 188,785	R$ 182,628